Income Taxes - Summary of Reconciliation Between Actual Income Tax Benefit and Amount Computed by Applying the Statutory Tax Rate (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax		₩ (7,553,977)	₩ (33,843,619)	₩ (7,071,570)
Income tax benefit computed at applicable tax rate	[1]	(1,936,840)	(9,306,995)	(1,944,682)
Effect of applying gradual tax rate		(10,362)	(10,362)	(10,362)
Effect of non-taxable income		(26,993)	(9,471)	(4,983)
Effect of non-deductible expenses		39,411	39,663	78,814
Recognition Of Unrecognized Deferred Tax Asset Net		0	19,275	1,351
Effects of tax credits and deduction		(53,724)	(98,684)	(43,931)
Reversal of unrecognized deferred tax asset, net		(15,244)	(38,708)	(43,641)
Effect of change in deferred tax due to change in tax rate		211,736	393,416	18,931
Deduction of deferred tax assets		29,095	(85,514)	73,887
Deferred tax related to investments in subsidiaries, associates and joint ventures		(1,063,007)	(375,064)	(135,878)
Others, net		20,195	9,559	1,392
Adjustments		(868,893)	(155,890)	(64,420)
Adjustment in respect of prior years due to change in estimate		(32,100)	48,374	153,113
Income tax benefit		₩ (2,837,833)	₩ (9,414,511)	₩ (1,855,989)
Effective tax rate	[2]

[1]	Applicable tax rates are 27.5%, 26.5% and 25.64% as of December 31, 2021, 2022 and 2023, respectively.
[2]	The effective tax rate for the year ended December 31, 2021, 2022 and 2023 is not calculated due to income tax benefit.